Income Tax Expense (Details) - Schedule of Tax Rate - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Tax recognized in profit or loss
Current tax		$ 218,035	$ 8,061
Loss from continuing operation before income tax	(3,679,409)	(11,701,303)	(11,226,587)
Tax calculated at domestic tax rates applicable to respective losses (2024, 2023 and 2022: 16.5%)	(607,103)	(1,930,715)	(1,852,387)
Effect of tax rates in Cayman Islands
Effect of non-taxable income	(1,222,235)	(6,697)	(245)
Effect of expenses not deductible for tax purposes	332,697	450,882
Utilization of tax losses previously not recognized	(1,958)
Tax effect of tax losses not recognized	1,498,599	2,155,447	1,860,693
Income tax expense		$ 218,035	$ 8,061